Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in excess of One Year

Total future minimum lease payments under non-cancellable lease contracts are as follows:

Amount
(in millions)
2015	$72
2016	55
2017	40
2018	27
2019	24
2020 and beyond	35
Total minimum rental commitments	$253

Financial Services has Various Agreements to Extend Credit

At December 31, 2014, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Wholesale and dealer financing	$7,115	$4,281	$2,834